Cover	Sep. 23, 2024
Cover [Abstract]
Entity Registrant Name	PACIFIC SPORTS EXCHANGE INC.
Entity Central Index Key	0001765651
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 23, 2024
Entity Ex Transition Period	false
Entity File Number	000-56466
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	83-1189007
Entity Address Address Line 1	3055 NW Yeon Ave
Entity Address Address Line 2	#236
Entity Address City Or Town	Portland
Entity Address State Or Province	OR
Entity Address Postal Zip Code	97210
City Area Code	971
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	279-2764